Combined capital and additional paid in capital -Disclosure of changes in combined capital and additional paid in capital (Detail)		12 Months Ended
		Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CNY (¥) shares
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance			¥ 14,558,000		¥ 24,073,000
Issuance of ordinary shares	[1]				0
Contribution of a shareholder			264,555,000		68,382,000
Ending balance			29,439,000		14,558,000
Issued Capital [member]
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance	[1]		0		0
Issuance of ordinary shares	[1]				0
Ending balance	[1]		0		0
Issued Capital [member] | Common Stock [Member]
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance			3		1
Issuance of ordinary shares					3
Ending balance			3		3
Additional paid-in capital [member]
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance			147,986,000		79,604,000
Contribution of a shareholder			264,555,000		68,382,000
Ending balance			423,329,000		147,986,000
Additional paid-in capital [member] | Common Stock [Member]
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance			147,986,000		79,604,000
Contribution of a shareholder			275,343,000		68,382,000
Ending balance			423,329,000		147,986,000
Issued Capital And Additional Paid in Capital | Common Stock [Member]
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance			147,986,000		79,604,000
Contribution of a shareholder			275,343,000		68,382,000
Ending balance			¥ 423,329,000		¥ 147,986,000
Ordinary shares [member] | Issued Capital [member]
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance (in shares) | shares		5,000	5,000	1,000	1,000
Beginning balance | $		$ 1		$ 0
Issuance of ordinary shares | shares				4,000	4,000
Issuance of ordinary shares | $				$ 0
Ending balance (in shares) | shares		5,000	5,000	5,000	5,000
Ending balance | $		$ 1		$ 1

[1]	Representing amount less than RMB1,000.